Buffalo Dividend Focus Fund (Prospectus Summary) | Buffalo Dividend Focus Fund
BUFFALO DIVIDEND FOCUS FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Dividend Focus Fund (the "Dividend Focus Fund" or the "Fund") is current income, with long-term growth of capital as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Buffalo Dividend Focus Fund
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Buffalo Dividend Focus Fund
Management Fees		0.90%
Other Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		0.97%
[1]	Other Expenses are based on estimated amounts for the Fund's current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Buffalo Dividend Focus Fund	99	309

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Fund invests in dividend-paying equity securities, consisting of domestic common stocks, preferred stocks, rights, warrants and convertible securities. During normal market conditions, at least 80% of the Fund's assets will be invested in dividend-paying equity securities. The Fund considers "dividend-paying equity securities" to be securities of companies that declare and pay cash dividends on at least an annual basis. The Dividend Focus Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that Kornitzer Capital
Management Inc., the Fund's investment advisor (the "Advisor"), believes that an investment in the company's securities is consistent with the Fund's investment objectives. While the Fund may invest in securities of companies of any size, the Advisor expects that the majority of common stocks purchased for the Fund will be of large-cap companies. The Fund considers large-cap companies to be those with market capitalizations in excess of $10 billion at the time of initial purchase. In addition to investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American
Depositary Receipts ("ADRs") and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor emphasizes dividend-paying securities that have exhibited historical growth of dividends. The Advisor may sell the Fund's investments to secure gains, limit losses or reinvest in more promising investment opportunities.
PRINCIPAL RISKS
The Fund cannot guarantee that it will achieve its investment objectives. As with any mutual fund, the value of the Fund's investments may fluctuate. If the value of the Fund's investments decreases, the value of the Fund's shares will also decrease and you may lose money. The risks associated with the Dividend
Focus Fund's principal investment strategies are:

Market Risk - The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk - Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
Advisor's research, analysis and determination of portfolio securities.

New Fund Risk - There can be no assurance that the Fund will grow to or maintain an economically viable size.

Equity Market Risk - Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or other factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration.
Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security's market price.

Large-Cap Company Risk - Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk - Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths.
Therefore, such securities may be more volatile and less liquid than large-cap companies.

Small-Cap Company Risk - Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

Convertible Securities Risk - Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible security's investment value.

Foreign Risk - Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of
U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.
PERFORMANCE
This Prospectus does not include performance information for the Fund because the Fund has only recently commenced operations. Once the Fund has been in operation for at least a full calendar year, the Prospectus will include a bar chart of annual total returns and a performance table of average annual total returns for the Fund.